PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT
Total property, plant and equipment	$ 112,184		$ 105,813
Total accumulated depreciation	(17,644)		(15,102)
Property, plant and equipment, net	$ 94,540	$ 90,823	90,711
Pipelines
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate	2.60%
Total property, plant and equipment	$ 50,078		47,720
Pumping equipment, buildings, tanks and other
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate	3.00%
Total property, plant and equipment	$ 16,935		16,610
Land and right-of-way1
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate	2.70%
Total property, plant and equipment	$ 2,603		2,538
Gas mains, services and other
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate	3.20%
Total property, plant and equipment	$ 17,474		17,026
Compressors, meters and other operating equipment
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate	1.70%
Total property, plant and equipment	$ 5,893		5,774
Processing and treating plants
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate	1.50%
Total property, plant and equipment	$ 1,634		1,440
Storage
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate	1.90%
Total property, plant and equipment	$ 1,713		1,545
Wind turbines, solar panels and other
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate	4.20%
Total property, plant and equipment	$ 5,063		4,804
Power transmission
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate	2.60%
Total property, plant and equipment	$ 383		365
Vehicles, office furniture, equipment and other buildings and improvements
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate	5.90%
Total property, plant and equipment	$ 630		390
Under construction
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate	0.00%
Total property, plant and equipment	$ 9,778		$ 7,601